Name:  May Louie
Phone: 908-273-5085 x215
email: mlouie@seabridge.com

13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            SeaBridge Investment Advisors LLC
Address:         450 Springfield Avenue
                 Suite 301
                 Summit, NJ  07901

Form 13F File Number: 28-12671

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Susan E. Boyd
Title:        Managing Director
Phone:        903-273-5085 x209

Signature                   City     State     and Date of Signing:
Susan E. Boyd               Summit,  NJ        08-03-2009
--------------------       ----------------   ---------------
Signature                   City     State    Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  243
Form 13F Information Table Value Total:  $136,770 (thousands)
List of Other Included Managers:  NONE

13F Holdings Report
As of Date: 06/30/2009

							Market			SH/	Investment	Other	Voting Authority
Issuer			Class		Cusip		Value (000)	Shares	PRN	Discretion	Mgrs	Sole 	Shared	None

AT&T Inc.		COM		00206R102	2		79	SH	Sole		None	79	0	0
Abbott Laboratories	COM		002824100	125		2660	SH	Sole		None	2660	0	0
Actuant Corporation 	CL A New	00508X203	84		6900	SH	Sole		None	6900	0	0
Aegon N.V. 		NY Reg SHS	007924103	17		2801	SH	Sole		None	2801	0	0
Agilent Technologies 	COM		00846U101	25		1233	SH	Sole		None	1233	0	0
Air Products&Chemicals	COM		009158106	315		4875	SH	Sole		None	4875	0	0
Allied Capital Corp	COM		01903Q108	14		4100	SH	Sole		None	4100	0	0
American States Water 	COM		029899101	42		1200	SH	Sole		None	1200	0	0
American Tower Corp	CL A		029912201	2384		75620	SH	Sole		None	75620	0	0
Amgen Inc		COM		031162100	15		280	SH	Sole		None	280	0	0
Anadarko Petroleum 	COM		032511107	195		4300	SH	Sole		None	4300	0	0
Annaly Mortgage Mgmt	COM		035710409	4811		317800	SH	Sole		None	317800	0	0
Applied Matls Inc	COM		038222105	6		540	SH	Sole		None	540	0	0
ArcherDaniels Midland 	COM		039483102	2		78	SH	Sole		None	78	0	0
Ariba, Inc.		COM New		04033V203	0		6	SH	Sole		None	6	0	0
Arthur J. Gallagher&Co	COM		363576109	1958		91767	SH	Sole		None	91767	0	0
Ascent Media Corp	COM Ser A	043632108	0		4	SH	Sole		None	4	0	0
Avnet Inc		COM		053807103	2211		105125	SH	Sole		None	105125	0	0
BHP Billiton Ltd	Spons  ADR	088606108	170		3100	SH	Sole		None	3100	0	0
Ball Corp		COM		058498106	250		5535	SH	Sole		None	5535	0	0
Banco Latinoamericano 	CL E		P16994132	946		76075	SH	Sole		None	76075	0	0
Baytex Energy Trust 	Trust Unit	073176109	1547		91900	SH	Sole		None	91900	0	0
Berkshire Hathaway Inc 	CL A		084670108	90		100	SH	Sole		None	100	0	0
Boardwalk Pipeline Ptn	Ut LTD Partn	096627104	444		19650	SH	Sole		None	19650	0	0
Boeing			COM		097023105	336		7900	SH	Sole		None	7900	0	0
Bucyrus International	COM		118759109	3332		116675	SH	Sole		None	116675	0	0
C. R. Bard, Inc.	COM		067383109	11		150	SH	Sole		None	150	0	0
CVS Caremark Corp	COM		126650100	4		125	SH	Sole		None	125	0	0
California Water Svc 	COM		130788102	34		920	SH	Sole		None	920	0	0
Cardinal Health Inc	COM		14149Y108	125		4100	SH	Sole		None	4100	0	0
Carnival Corp		PAIRED CTF	143658300	321		12450	SH	Sole		None	12450	0	0
Caterpillar Inc		COM		149123101	38		1164	SH	Sole		None	1164	0	0
Celgene Corporation	COM		151020104	48		1000	SH	Sole		None	1000	0	0
China Mobile HK Ltd 	Spons ADR	16941M109	886		17700	SH	Sole		None	17700	0	0
Cisco Systems Inc	COM		17275R102	895		48013	SH	Sole		None	48013	0	0
Citigroup Inc		COM		172967101	299		100600	SH	Sole		None	100600	0	0
Coach, Inc.		COM		189754104	2716		101025	SH	Sole		None	101025	0	0
Coca-Cola Co		COM		191216100	251		5225	SH	Sole		None	5225	0	0
Coca-Cola Femsa S.A.	Sp ADR REP L	191241108	2079		51825	SH	Sole		None	51825	0	0
Coca-Cola Hellenic Bott	Spons ADR	1912EP104	1816		89450	SH	Sole		None	89450	0	0
Cognizant Technology 	CL A		192446102	288		10800	SH	Sole		None	10800	0	0
Colgate-Palmolive Co	COM		194162103	369		5210	SH	Sole		None	5210	0	0
Compass Minerals Intl	COM		20451N101	2235		40700	SH	Sole		None	40700	0	0
ConocoPhillips 		COM		20825C104	20		464	SH	Sole		None	464	0	0
Corning Inc.		COM		219350105	2		100	SH	Sole		None	100	0	0
Costco Wholesale Corp	COM		22160K105	411		8975	SH	Sole		None	8975	0	0
Credicorp Limited	COM		G2519Y108	144		2480	SH	Sole		None	2480	0	0
Crown Castle Intl Corp	COM		228227104	196		8147	SH	Sole		None	8147	0	0
Deere & Company		COM		244199105	1858		46505	SH	Sole		None	46505	0	0
Devon Energy Corp	COM		25179M103	83		1527	SH	Sole		None	1527	0	0
Diamond Offshore Drill	COM		25271C102	188		2260	SH	Sole		None	2260	0	0
Discovery Comms		COM Ser A	25470F104	1		45	SH	Sole		None	45	0	0
Discovery Comms		COM Ser C	25470F302	1		45	SH	Sole		None	45	0	0
Dominion Resources Inc	COM		25746U109	20		600	SH	Sole		None	600	0	0
Duke Energy Corp	COM		26441C105	12		800	SH	Sole		None	800	0	0
EastGroup Properties	COM		277276101	20		600	SH	Sole		None	600	0	0
Embarq Corporation 	COM		29078E105	0		3	SH	Sole		None	3	0	0
Embotelladora Andina  	ADR B		29081P303	215		12505	SH	Sole		None	12505	0	0
Emerson Electric Co.	COM		291011104	32		980	SH	Sole		None	980	0	0
Embraer Empresa Brasil	SpADRComSh	29081M102	234		14130	SH	Sole		None	14130	0	0
EnCana Corp		COM		292505104	9		185	SH	Sole		None	185	0	0
Energy Transfer Equity	COM U LTD P	29273V100	1317		51925	SH	Sole		None	51925	0	0
Energy Transfer Ptrs	Ut LTD Ptn	29273R109	1238		30572	SH	Sole		None	30572	0	0
Enterprise Products Ptn	COM		293792107	1482		59434	SH	Sole		None	59434	0	0
Equity Residential 	SH Ben Int	29476L107	18		800	SH	Sole		None	800	0	0
Exxon Mobil Corp	COM		30231G102	3359		48041	SH	Sole		None	48041	0	0
FPL Group, Inc.		COM		302571104	17		300	SH	Sole		None	300	0	0
FairPoint Communictns	COM		305560104	0		4	SH	Sole		None	4	0	0
FedEx Corp.		COM		31428X106	1698		30535	SH	Sole		None	30535	0	0
Freeport-McMoRan 	COM		35671D857	2330		46505	SH	Sole		None	46505	0	0
General Electric 	COM		369604103	19		1600	SH	Sole		None	1600	0	0
Genuine Parts Co	COM		372460105	1293		38530	SH	Sole		None	38530	0	0
Google Inc. 		CL A		38259P508	1486		3525	SH	Sole		None	3525	0	0
H. J. Heinz Company	COM		423074103	154		4300	SH	Sole		None	4300	0	0
Halliburton Co		COM		406216101	23		1100	SH	Sole		None	1100	0	0
Hatteras Financial  	COM		41902R103	2656		92905	SH	Sole		None	92905	0	0
Henry Schein Inc	COM		806407102	3211		66956	SH	Sole		None	66956	0	0
Hewlett-Packard Co	COM		428236103	57		1468	SH	Sole		None	1468	0	0
Home Depot Inc		COM		437076102	9		386	SH	Sole		None	386	0	0
Hubbell Inc.		CL B		443510201	525		16390	SH	Sole		None	16390	0	0
ITT Corp		COM		450911102	1859		41773	SH	Sole		None	41773	0	0
Illinois Tool Works 	COM		452308109	55		1473	SH	Sole		None	1473	0	0
Inergy LP		Unit LTD Ptn	456615103	27		1050	SH	Sole		None	1050	0	0
Infosys Technologies	Spons ADR	456788108	1002		27230	SH	Sole		None	27230	0	0
Int'l Bus Machines	COM		459200101	1721		16485	SH	Sole		None	16485	0	0
Intel Corp		COM		458140100	89		5400	SH	Sole		None	5400	0	0
JP Morgan Chase & Co	COM		46625H100	14		423	SH	Sole		None	423	0	0
Johnson & Johnson	COM		478160104	16		290	SH	Sole		None	290	0	0
Joy Global Inc.		COM		481165108	149		4179	SH	Sole		None	4179	0	0
Kinder Morgan Energy 	Ut LTD Ptn	494550106	997		19499	SH	Sole		None	19499	0	0
Landauer, Inc.		COM		51476K103	512		8353	SH	Sole		None	8353	0	0
Lexington Realty Trust	COM		529043101	4		1153	SH	Sole		None	1153	0	0
Liberty Media Corp	EntCom Ser A	53071M500	5		180	SH	Sole		None	180	0	0
Liberty Media Corp. 	CapCom Ser A	53071M302	1		45	SH	Sole		None	45	0	0
Liberty Media Corp. 	IntCom Ser A	53071M104	1		225	SH	Sole		None	225	0	0
Life Technologies Corp.	COM		53217V109	2988		71610	SH	Sole		None	71610	0	0
Linn Energy LLC		Unit Ltd Liab	536020100	305		15600	SH	Sole		None	15600	0	0
MFA Mortgage Investmts	COM		55272X102	1285		185750	SH	Sole		None	185750	0	0
Magellan Midstream Hldg	COM LP Ints	55907R108	171		8150	SH	Sole		None	8150	0	0
Magellan Midstream Ptrs	COMUtRPLP	559080106	1164		33490	SH	Sole		None	33490	0	0
McDonald's Corp		COM		580135101	193		3350	SH	Sole		None	3350	0	0
Medco Health Solutions 	COM		58405U102	218		4785	SH	Sole		None	4785	0	0
MetLife Inc		COM		59156R108	24		800	SH	Sole		None	800	0	0
Mettler-Toledo Intl 	COM		592688105	2159		27985	SH	Sole		None	27985	0	0
Microsoft Corp		COM		594918104	1225		51538	SH	Sole		None	51538	0	0
Mindray Medical Intl 	Sp ADR		602675100	346		12400	SH	Sole		None	12400	0	0
Mindspeed Technologies 	COM New		602682205	0		2	SH	Sole		None	2	0	0
Monsanto Co.		COM		61166W101	261		3505	SH	Sole		None	3505	0	0
Montpelier Re Holdings 	SHS		G62185106	1140		85795	SH	Sole		None	85795	0	0
Motorola, Inc. 		COM		620076109	1		210	SH	Sole		None	210	0	0
Nalco Holding Co.	COM		62985Q101	1407		83578	SH	Sole		None	83578	0	0
Natl Semiconductor Corp	COM		637640103	1		101	SH	Sole		None	101	0	0
New Oriental Educ&Tech	SP ADR		647581107	94		1400	SH	Sole		None	1400	0	0
Nicor Inc.		COM		654086107	85		2450	SH	Sole		None	2450	0	0
Occidental Petroleum 	COM		674599105	3		50	SH	Sole		None	50	0	0
Oracle Corporation	COM		68389X105	1026		47900	SH	Sole		None	47900	0	0
PETsMART, Inc.		COM		716768106	1696		79035	SH	Sole		None	79035	0	0
PT Telekomunikasi Indon	SP ADR		715684106	610		20350	SH	Sole		None	20350	0	0
Paccar Inc		COM		693718108	123		3789	SH	Sole		None	3789	0	0
Pall Corp		COM		696429307	1568		59030	SH	Sole		None	59030	0	0
Peabody Energy Corp	COM		704549104	99		3290	SH	Sole		None	3290	0	0
Pentair Inc		COM		709631105	1165		45485	SH	Sole		None	45485	0	0
Pepsico Inc		COM		713448108	1604		29184	SH	Sole		None	29184	0	0
Petrochina Co Ltd. 	Spons ADR	71646E100	374		3385	SH	Sole		None	3385	0	0
Petroleo Brasileiro 	Spons ADR	71654V408	25		600	SH	Sole		None	600	0	0
Petroleo Brasileiro 	SpADR Nvotg	71654V101	1353		40550	SH	Sole		None	40550	0	0
Pfizer Inc		COM		717081103	464		30900	SH	Sole		None	30900	0	0
Philip Morris Intl Inc.	COM		718172109	821		18830	SH	Sole		None	18830	0	0
Plains All Amer Pipel	Unit LTD Ptn	726503105	1683		39550	SH	Sole		None	39550	0	0
Plains Explor&Prod Co 	COM		726505100	18		650	SH	Sole		None	650	0	0
Plum Creek Timber Co 	COM		729251108	1629		54690	SH	Sole		None	54690	0	0
Praxair Inc		COM		74005P104	1637		23030	SH	Sole		None	23030	0	0
Procter & Gamble Co	COM		742718109	771		15080	SH	Sole		None	15080	0	0
Prudential Financial	COM		744320102	495		13311	SH	Sole		None	13311	0	0
RPM International, Inc.	COM		749685103	852		60695	SH	Sole		None	60695	0	0
Red Hat, Inc.		COM		756577102	8		400	SH	Sole		None	400	0	0
Redwood Trust Inc.	COM		758075402	519		35150	SH	Sole		None	35150	0	0
Rio Tinto Plc 		Spons ADR	767204100	102		625	SH	Sole		None	625	0	0
Rogers Communications 	Cl B		775109200	118		4580	SH	Sole		None	4580	0	0
Roper Industries, Inc.	COM		776696106	45		1000	SH	Sole		None	1000	0	0
Royal Dutch Shell PLC 	Spons ADR A	780259206	473		9430	SH	Sole		None	9430	0	0
Royal Dutch Shell PLC 	Spons ADR B	780259107	13		258	SH	Sole		None	258	0	0
SJW Corp.		COM		784305104	7		300	SH	Sole		None	300	0	0
SPX Corporation		COM		784635104	1228		25075	SH	Sole		None	25075	0	0
Schlumberger N.V.	COM		806857108	265		4900	SH	Sole		None	4900	0	0
Skyworks Solutions	COM		83088M102	0		14	SH	Sole		None	14	0	0
Soc Quimica y Minera	SpADR Ser B	833635105	1281		35400	SH	Sole		None	35400	0	0
Spectra Energy Corp	COM		847560109	14		800	SH	Sole		None	800	0	0
Sprint Nextel Corp	COM Ser 1	852061100	0		70	SH	Sole		None	70	0	0
Sun Microsystems, Inc.	COM New		866810203	1		85	SH	Sole		None	85	0	0
Symantec Corp		COM		871503108	44		2828	SH	Sole		None	2828	0	0
TelecommunicacoesDeSP	Sp ADR PFD	87929A102	21		950	SH	Sole		None	950	0	0
Ericsson L M Tel Co	ADR B SEK 10	294821608	8		810	SH	Sole		None	810	0	0
Texas Instruments	COM		882508104	4		190	SH	Sole		None	190	0	0
First of Long Island 	COM		320734106	23		1000	SH	Sole		None	1000	0	0
The New York Times Co	CL A		650111107	618		112150	SH	Sole		None	112150	0	0
Sherwin-Williams Co	COM		824348106	1252		23290	SH	Sole		None	23290	0	0
The Walt Disney Co	COM		254687106	37		1566	SH	Sole		None	1566	0	0
Thermo Fisher Scientif	COM		883556102	3265		80079	SH	Sole		None	80079	0	0
3M Co.			COM		88579Y101	72		1200	SH	Sole		None	1200	0	0
Time Warner Cable Inc.	COM		88732J207	0		7	SH	Sole		None	7	0	0
Time Warner, Inc.	COM		887317303	1		32	SH	Sole		None	32	0	0
Transocean Ltd.		REG SHS		H8817H100	318		4287	SH	Sole		None	4287	0	0
Transwitch Corp		COM		894065101	0		1000	SH	Sole		None	1000	0	0
Unilever NV		NY SHS New	904784709	166		6876	SH	Sole		None	6876	0	0
United Technologies 	COM		913017109	70		1338	SH	Sole		None	1338	0	0
Urban Outfitters, Inc.	COM		917047102	729		34900	SH	Sole		None	34900	0	0
Valero Energy Corp	COM		91913Y100	1509		89325	SH	Sole		None	89325	0	0
Ventas Inc.		COM		92276F100	1506		50450	SH	Sole		None	50450	0	0
Verigy Ltd.		SHS		Y93691106	0		5	SH	Sole		None	5	0	0
Verizon Communications 	COM		92343V104	9		305	SH	Sole		None	305	0	0
Vodafone Group 		Sp ADR New	92857W209	2		122	SH	Sole		None	122	0	0
WPP PLC 		ADR		92933H101	620		18650	SH	Sole		None	18650	0	0
Wal-Mart Stores Inc	COM		931142103	22		464	SH	Sole		None	464	0	0
Western Union Co.	COM		959802109	1907		116275	SH	Sole		None	116275	0	0
Williams Companies	COM		969457100	1581		101264	SH	Sole		None	101264	0	0
Windstream Corp		COM		97381W104	3		319	SH	Sole		None	319	0	0
Yahoo! Inc.		COM		984332106	31		2000	SH	Sole		None	2000	0	0
Calamos Cv&High IncFund	COM SHRS	12811P108	683		66800	SH	Sole		None	66800	0	0
Calamos Glob Tot Ret Fd	CMSH Bn Int	128118106	283		24600	SH	Sole		None	24600	0	0
Clough Glob Alloc Fd	COM Shs Ben	18913Y103	9		700	SH	Sole		None	700	0	0
Clough Global Opps Fd	SH Ben Int	18914E106	613		56850	SH	Sole		None	56850	0	0
Gabelli Global Deal Fd	COM SBI		36245G103	230		16950	SH	Sole		None	16950	0	0
Greater China Fd Inc	COM		39167B102	263		23600	SH	Sole		None	23600	0	0
H&Q Healthcare Fd	SH Ben Int	404052102	109		10150	SH	Sole		None	10150	0	0
India Fd Inc Com 	COM		454089103	3		102	SH	Sole		None	102	0	0
KayneAnderson EnTotRet	COM		48660P104	1374		74900	SH	Sole		None	74900	0	0
Market Vectors ETF TR	GoldMin ETF	57060U100	1638		43320	SH	Sole		None	43320	0	0
Nuveen MultStratIncGro2	COM SHRS	67073D102	9		800	SH	Sole		None	800	0	0
Nuveen MultStratIncGro	COM		67073B106	406		70800	SH	Sole		None	70800	0	0
Nuveen Glb ValOpp Fund	COM		6706EH103	642		45500	SH	Sole		None	45500	0	0
Powershares ETF Trust	Dynm Lrg Cap	73935X609	144		12425	SH	Sole		None	12425	0	0
PowerShares Glb ETF 	AGG PfPortf	73936T565	1434		116850	SH	Sole		None	116850	0	0
SPDR Series Trust	DJWS Lgcp	78464A409	134		3375	SH	Sole		None	3375	0	0
SPDR Gold Trust		Gold Shs	78463V107	2667		29245	SH	Sole		None	29245	0	0
Singapore Fund Inc	COM		82929L109	65		6500	SH	Sole		None	6500	0	0
Taiwan Fd Inc Com	COM		874036106	120		10000	SH	Sole		None	10000	0	0
Templeton Dragon Fd 	COM		88018T101	119		5075	SH	Sole		None	5075	0	0
Zweig Fund, Inc.	COM		989834106	17		6000	SH	Sole		None	6000	0	0
Ishares TR		DJ Sel DivIndx	464287168	86		2423	SH	Sole		None	2423	0	0
IShares Inc.		MSCI S Korea 	464286772	261		7500	SH	Sole		None	7500	0	0
IShares TR		MSCI Taiwan 	464286731	239		23700	SH	Sole		None	23700	0	0
Aberdeen AsiaPac IncFd	COM		003009107	659		118103	SH	Sole		None	118103	0	0
AdventClaymoreGlCvSecIn	Com Ben Int	007639107	154		23500	SH	Sole		None	23500	0	0
AdventClaymore CvSecInc COM		00764C109	731		60900	SH	Sole		None	60900	0	0
AllianceBernstein IncFd	COM		01881E101	8		1100	SH	Sole		None	1100	0	0
BlackRock MuniYdQualFd	COM		09254F100	258		21250	SH	Sole		None	21250	0	0
Blackrock EnhGovFund	COM		09255K108	133		7800	SH	Sole		None	7800	0	0
Blackrock GlobFlRtIncTr COM		091941104	333		30500	SH	Sole		None	30500	0	0
Blackrock IncOpp Tr Inc	COM		092475102	323		36750	SH	Sole		None	36750	0	0
Blackrock Income Tr Inc	COM		09247F100	283		45400	SH	Sole		None	45400	0	0
BlackRock Core Bond Tr	SHS Ben Int	09249E101	183		16700	SH	Sole		None	16700	0	0
Calamos GlobDynIncFd	COM 		12811L107	210		30100	SH	Sole		None	30100	0	0
CurrencyShares AusDollr	AUS Dollar	23129U101	78		965	SH	Sole		None	965	0	0
Eaton Vance FlRatInc Tr	COM		278279104	553		52300	SH	Sole		None	52300	0	0
Eaton Vance LtDur IncFd	COM		27828H105	1304		101800	SH	Sole		None	101800	0	0
Eaton VanceSrFltgRateTR	COM		27828Q105	116		11050	SH	Sole		None	11050	0	0
Eaton Vance Sr IncTr	Sh Ben Int	27826S103	406		86600	SH	Sole		None	86600	0	0
FirstTrustFIDAC MtgIncF	COM SHRS	33734E103	290		17300	SH	Sole		None	17300	0	0
Flaherty&CrmClaymPfSec	COM SHRS	338478100	236		22500	SH	Sole		None	22500	0	0
FranklinTemp LtDurIn	COM		35472T101	150		14950	SH	Sole		None	14950	0	0
Ishares TR		BarcTIPSBnd	464287176	20		197	SH	Sole		None	197	0	0
MFS Charter Income Tr	Sh Ben Int	552727109	168		20600	SH	Sole		None	20600	0	0
MFS Interm IncTrust	SH BEN INT	55273C107	1285		194700	SH	Sole		None	194700	0	0
MorganStanley EmrMkDebt	COM		61744H105	170		20500	SH	Sole		None	20500	0	0
Nuveen PremIncMuni 2	COM		67063W102	160		12900	SH	Sole		None	12900	0	0
Nuveen PremIncMuni 4	COM		6706K4105	5		500	SH	Sole		None	500	0	0
Nuveen DivAdvMunFd	COM		67066V101	9		700	SH	Sole		None	700	0	0
Nuveen DivAdvMunFd3	COMShBenInt	67070X101	9		700	SH	Sole		None	700	0	0
Nuveen Fltg Rt Inc Fund	COM		67072T108	1062		138700	SH	Sole		None	138700	0	0
Nuveen Fltg Rt Inc Opp 	COM Shs		6706EN100	552		72900	SH	Sole		None	72900	0	0
Nuveen MultCurrSTGovInc	COM		67090N109	423		28150	SH	Sole		None	28150	0	0
Nuveen PerfPlusMuniFd	COM		67062P108	364		28450	SH	Sole		None	28450	0	0
Nuveen QualIncMuniFd	COM		670977107	1146		90000	SH	Sole		None	90000	0	0
Nuveen PremierMuniIncFd	COM		670988104	83		7100	SH	Sole		None	7100	0	0
Vanguard Bond Index Fd	SHT Term Bd	921937827	127		1610	SH	Sole		None	1610	0	0
Western Asset EmMktFlrt	COM		95766C107	289		30400	SH	Sole		None	30400	0	0
Western Asset MunPtn Fd	COM		95766P108	76		6300	SH	Sole		None	6300	0	0
WisdomTree Trust	ChinYuan ETF	97717W182	157		6200	SH	Sole		None	6200	0	0
iShares TR		Bar 1-3 Yr	464287457	203		2425	SH	Sole		None	2425	0	0
iShares TR		Barc Cr Bd	464288620	458		4680	SH	Sole		None	4680	0	0
iShares TR		Barc 1-3yr Cr	464288646	292		2835	SH	Sole		None	2835	0	0
iShares TR		Barc Int. Cr	464288638	251		2510	SH	Sole		None	2510	0	0